SCHEDULE OF ISSUED AND OUTSTANDING WARRANTS (Details) (Parentheticals) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised	56				243,299
Series C-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted into shares					0	77,200
Warrants intrinsic value					$ 0	$ 10,433,580
Converted into shares		4,195,200
Converted into shares, value		$ 5,536,832
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised	838
Warrants exercised	56
Converted into shares				4,195,200	0	77,200
Converted into shares, value				$ 5,536,832	$ 0	$ 10,433,580
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised	838				126		1,400
Warrants intrinsic value					$ 0	73,667
Warrants exercised	56				243,299
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised					9,630
Converted into shares		1,800,000	0
Converted into shares, value		$ 2,700,000	$ 0
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants intrinsic value					$ 0	$ 73,667